Contingent Liabilities and Financial Commitments - Engle Class Action and Engle Progeny Cases (Florida) - Additional Information (Details) $ in Millions									1 Months Ended			12 Months Ended							120 Months Ended
	Jan. 28, 2019 GBP (£)	Jan. 28, 2019 USD ($)	Mar. 26, 2018 GBP (£)	Mar. 26, 2018 USD ($)	Dec. 31, 2017	Feb. 17, 2017	Jan. 18, 2017 GBP (£)	Jan. 18, 2017 USD ($)	Jul. 31, 2000 GBP (£) Representative	Jul. 31, 2000 USD ($) Representative	Nov. 30, 1998 Case State	Dec. 31, 2019 GBP (£) Case Representative	Dec. 31, 2019 USD ($) Case Representative	Dec. 31, 2018 GBP (£) Case	Dec. 31, 2018 USD ($) Case	Dec. 31, 2017	Dec. 31, 2015 GBP (£) Case	Dec. 31, 2015 USD ($) Case	Dec. 31, 2012 GBP (£) State	Dec. 31, 2012 USD ($) State	Dec. 31, 2019 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages												£ 109,500,000,000	$ 145,000.0
Trust Fund												£ 3,900,000,000									$ 5,200.0
Number of states bot diligently enforced qualifying statuses | State																			6	6
State settlement agreement	£ 94,000,000	$ 125.0
Corporation tax rate												19.00%	19.00%	19.00%	19.00%	19.00%
Extra payment ordered by court as base to calculate payment														£ 4,000,000	$ 5.0
Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement							£ 34,000,000	$ 45.0
Future annual losses							£ 23,000,000	$ 30.0
Lawsuit filing date						Feb. 17, 2017
N P M Adjustment Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states additionally joined | State																			10	10
Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Proceeds from credits																			£ 830,000,000	$ 1,100.0
Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of representative in Engle class action awarded | Representative												3	3
Number of representatives allowed by judgment to stand aside punitive damages award | Representative												2	2
Members permitted to file description												Putative Engle class members were permitted to file individual lawsuits, deemed "Engle progeny cases", against the Engle defendants, within one year of the Supreme Court's decision (subsequently extended to 11 January 2008)	Putative Engle class members were permitted to file individual lawsuits, deemed "Engle progeny cases", against the Engle defendants, within one year of the Supreme Court's decision (subsequently extended to 11 January 2008)
United States
Disclosure Of Commitments And Contingencies [Line Items]
Corporation tax rate					35.00%									21.00%	21.00%
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages									£ 109,500,000,000	$ 145,000.0
Loss contingency amount of overall damages comprising compensatory damages									£ 10,000,000	$ 13.0
Number of representative in Engle class action awarded | Representative									3	3
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																	£ 75,000,000	$ 100.0
Number of cases covered by settlement																	400	400
Number of cases not covered by settlement																	12	12
Number of cases not covered by settlement, filed by different lawyer																	2	2
Total number of cases												1,773	1,773	2,268	2,268
Number of plaintiffs												2,228	2,228
Number of plaintiffs												9	9
Number of cases tried												95	95
Number of paid judgements cases												22	22
Payment for compensatory and punitive damages												£ 107,000,000	$ 142.0
Engle Progeny Cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap												151,000,000	200.0
R.J. Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty												75,000,000	99.0
Penalty due | £												0
R.J. Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty												63,000,000	84.0
R.J. Reynolds Tobacco Company | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages									£ 27,400,000,000	$ 36,300.0
R.J. Reynolds Tobacco Company | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																	£ 32,000,000	$ 42.5
R.J. Reynolds Tobacco Company | Master Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing Master Settlement Agreement | State											46
Number of previously settled cases brought forward											4
Brown and Williamson Holdings Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages									13,300,000,000	17,600.0
Lorillard Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages									£ 12,300,000,000	$ 16,300.0
PM USA
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty | $													12.0
PM USA | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																	32,000,000	42.5
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages												12,300,000,000	16,300.0
Lorillard Tobacco | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																	£ 11,000,000	$ 15.0
R A I
Disclosure Of Commitments And Contingencies [Line Items]
Amount paid for attorneys fees and statutory interest												29,000,000	38.0
R J Reynolds Tobacco Company Lorillard Tobacco And Brown And Williamson Holdings Inc
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement			£ 30,000,000	$ 40.0
Future annual losses			£ 11,000,000	$ 15.0
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages												£ 27,400,000,000	$ 36,300.0
Net operating profits claiming damages														£ 5,000,000	$ 6.0